Provisions (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Provisions [Line Items]
Beginning balance	SFr 33.7	SFr 36.6
Additions	15.0	10.4
Release	(3.0)	(5.0)
Utilization	(6.3)	(6.6)
Exchange differences	0.2	(1.2)
Ending balance	39.6	34.3
thereof current	12.0	16.9	SFr 13.0	SFr 21.7
thereof non-current	27.6	17.4	20.7	14.9
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	10.7	20.3
Additions	6.9	4.4
Release	(2.7)	(2.5)
Utilization	(6.3)	(6.6)
Exchange differences	0.1	(0.4)
Ending balance	8.7	15.1
thereof current	8.7	15.1	10.7	20.3
thereof non-current	0.0	0.0	0.0	0.0
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	11.5	8.0
Additions	2.5	2.6
Release	(0.2)	(0.2)
Utilization	0.0	0.0
Exchange differences	0.1	(0.4)
Ending balance	13.8	10.0
thereof current	2.5	1.2	1.8	1.0
thereof non-current	11.3	8.8	9.7	7.0
Other
Disclosure of Provisions [Line Items]
Beginning balance	11.6	8.4
Additions	5.6	3.4
Release	(0.2)	(2.2)
Utilization	0.0	0.0
Exchange differences	0.1	(0.4)
Ending balance	17.0	9.2
thereof current	0.7	0.6	0.6	0.4
thereof non-current	SFr 16.3	SFr 8.6	SFr 11.0	SFr 8.0